Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision Expense

The components of the Company’s income tax provision expense are as follows (in thousands):

	Year ended December 31,
	2024	2023	2022
Current provision:
Federal	$(57)	$(1,112)	$(68)
State and local	(14)	(309)	268
Foreign	(1,933)	(582)	1,402
	(2,004)	(2,003)	1,602
Deferred expense (benefit):
Federal	—	—	8,882
State and local	(47)	(159)	3,552
Foreign	773	(520)	65
	726	(679)	12,499
Provision for (benefit from) income taxes	$(1,278)	$(2,682)	$14,101

Schedule of Income (Loss) Before Provision for Income Taxes

Loss before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2024	2023	2022
United States	$(44,825)	$(63,831)	$(52,598)
International	219	2,159	9,270
Total	$(44,606)	$(61,672)	$(43,328)

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of our deferred tax assets and liabilities are as follows (in thousands):
	As of December 31,
	2024	2023
Deferred tax assets:
Accounts receivable	$2,373	2,473
Inventories	1,416	2,139
Property and equipment	1,891	2,207
Reserves and other accruals	1,447	64
Stock based compensation	1,324	1,942
Lease liabilities	16,669	18,684
Section 174 Costs	4,149	3,138
Credits and other	1,409	2,834
Net operating losses	17,041	13,191
Gross deferred tax assets	47,719	46,672
Valuation allowance	(28,410)	(25,670)
Total deferred tax assets, net	19,309	21,002

Deferred tax liabilities:
Prepaid expenses	(1,465)	(1,606)
Other	(1,594)	(233)
Right of Use of Asset	(15,336)	(17,556)
Total deferred tax liabilities	(18,395)	(19,395)
Net deferred tax assets	$914	$1,607

Schedule of U.S. Federal Statutory Tax Rate

A reconciliation of the U.S. federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2024	2023	2022
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.63	2.50	2.48
Permanent items:
Other nondeductible items	0.14	(0.35)	(0.30)
Subpart F income	(0.57)	(1.55)	(0.80)
Stock-based compensation	(12.87)	(10.94)	(10.88)
Foreign withholding tax	(2.89)	(0.82)	—
Research & development credit	0.64	0.34	1.57
Global intangible low-taxed income	—	(0.46)	—
Foreign rate differential and foreign tax credits	1.36	(1.39)	(0.74)
Canada Provision	—	1.92	—
Change in valuation allowance – U.S. Federal	(5.24)	(5.61)	(34.09)
Change in valuation allowance – U.S. States	(2.89)	(0.07)	(11.17)
Change in valuation allowance – Foreign	1.99	3.18	0.96
Change in uncertainty tax position (“FIN48”)	0.51	(2.54)	(0.10)
Other	(0.94)	(0.86)	(0.01)
Effective tax rate	2.87%	4.35%	(32.08)%

Schedule of Uncertain Tax Positions

A reconciliation of the beginning and ending amounts of uncertain tax positions is as follows (in thousands):

	Year ended December 31,
	2024	2023
Beginning balance	$4,242	$1,606
Additions based on tax positions related to the prior year	101	2,592
Additions based on tax positions related to the current year	—	126
Reduction based on tax position related to settlements with taxing authorities	(105)	(62)
Reductions based on tax position related to a lapse of the applicable statute of limitation	—	(20)
Ending balance	$4,238	$4,242